Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholder
Schedule of Reconciliation of the Beginning and Ending Balance for the Liabilities Measured Using Fair Significant Unobservable Inputs

The table below provides a reconciliation of the beginning and ending balance for the liabilities measured using fair significant unobservable inputs:

Balance – December 31, 2021	11,211
Change in fair value	(11,818)
Foreign currency translation adjustment	607
Balance – December 31, 2022, 2023 and 2024	—